Balance Sheet Components (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Prepaid expenses and other current assets
Prepaid expenses	$ 11,680	$ 7,983
Deposits	2,474	1,046
Other	619	1,129
Total prepaid expenses and other current assets	14,773	10,158	$ 10,626
Subscriber acquisition costs
Subscriber acquisition costs	1,588,310	1,373,080	958,261
Accumulated amortization	(418,023)	(320,646)	(167,617)
Subscriber acquisition costs, net	1,170,287	1,052,434	790,644
Accrued payroll and commissions
Accrued commissions	35,127	22,187	20,176
Accrued payroll	19,074	24,101	18,071
Total accrued payroll and commissions	54,201	46,288	38,247
Accrued expenses and other current liabilities
Accrued interest payable	17,259	16,944	17,153
Accrued taxes	10,305	3,376	2,683
Current portion of derivative liability	6,785	0
Spectrum license obligation	3,712	0
Accrued payroll taxes and withholdings	3,547	4,793	3,938
Wireless restructuring costs		91	4,275
Loss contingencies	2,231	2,571	2,504
Blackstone monitoring fee, a related party	1,125	1,389
Other		6,490	5,020
Other	3,475	5,192
Total accrued expenses and other current liabilities	48,439	34,265	35,573
Deferred revenue
Subscriber deferred revenues	37,277	34,682
Deferred product revenues	18,819	0
Deferred activation fees	10,609	11,040
Total deferred revenue	66,705	45,722	34,875
Deferred revenue, net of current portion
Deferred product revenues	98,800	975
Deferred activation fees	55,444	57,759
Total deferred revenue, net of current portion	$ 154,244	$ 58,734	$ 44,782